Board of Directors - Payments to/DBO for Former Executive Board Members (Details) - Former Executive Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payments to/DBO for former executive board members
Payments	€ 1,997	€ 1,667	€ 1,580
DBO December 31	€ 39,993	€ 33,935	€ 32,758